GS Mortgage-Backed Securities Trust 2022-PJ6 ABS-15G/A

Exhibit 99.6 - Schedule 4

Client Name:
Client Project Name:	GSMBS 2022-PJ6
Start - End Dates:	1/19/2022 - 2/15/2022
Deal Loan Count:	3

Loan Level Tape Compare Upload

Loans in Report	3

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Maturity Date	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Months Reserves	XX	XX
XXXXXX	XXXXXX	Combined LTV	XX	XX
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	XX	XX
XXXXXX	XXXXXX	First Payment Date	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Months Reserves	XX	XX
XXXXXX	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Original Balance	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Original LTV	XX	XX
XXXXXX	XXXXXX	Property City	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Property Type	SFR	Detached PUD
XXXXXX	XXXXXX	Total Monthly Income	XX	XX
XXXXXX	XXXXXX	Borrower 1 First Time Home Buyer	Yes	No
XXXXXX	XXXXXX	Maturity Date	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Months Reserves	XX	XX
XXXXXX	XXXXXX	Total Monthly Income	XX	XX

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